TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables due within one year
Trade and other payables	$ 854	$ 873
Derivatives - forward foreign exchange, currency and interest swaps	25	48
Acquisition consideration	78	36
Total trade and other current payables	957	957
Other payables due after one year
Acquisition consideration	49	124
Other payables	4	4
Total other payables due after one year	53	128
Contingent consideration	99	104
In two years
Other payables due after one year
Acquisition consideration	21	50
In three years
Other payables due after one year
Acquisition consideration	23	24
In four years
Other payables due after one year
Acquisition consideration	1	43
In five years
Other payables due after one year
Acquisition consideration	1	2
After five years
Other payables due after one year
Acquisition consideration	$ 3	$ 5